Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 14,721	$ 17,767	$ 28,493	$ 35,577	$ 71,501	$ 58,359
Cost of sales	11,155	14,048	22,103	28,114	55,949	46,368
Gross profit	3,566	3,719	6,390	7,463	15,552	11,991
Selling, general and administrative expense	4,464	4,802	9,496	8,629	18,661	13,597
Operating loss	(898)	(1,083)	(3,106)	(1,166)	(3,109)	(1,606)
Other expense:
Interest expense	256	207	483	348	998	1,160
Loss on debt extinguishment						2,665
Other income, net	(8)	(32)	(14)	(61)	(116)	(363)
Total other expense	248	175	469	287	882	3,462
Net loss before income taxes	(1,146)	(1,258)	(3,575)	(1,453)	(3,991)	(5,068)
Provision For Income Taxes	(30)	26	(357)	68	(125)	100
Net loss	(1,116)	(1,284)	(3,218)	(1,521)	(3,866)	(5,168)
Cumulative and imputed preferred stock dividends	(218)	(239)	(438)	(461)	(954)	(486)
Net loss attributable to common shareholders	(1,334)	(1,523)	(3,656)	(1,982)	(4,820)	(5,654)
Net loss per share -
Basic and diluted	$ (0.15)	$ (0.20)	$ (0.42)	$ (0.27)	$ (0.61)	$ (0.94)
Weighted average shares outstanding -
Basic and diluted	8,698,626	7,512,969	8,659,931	7,452,705	7,900,693	6,019,900
Other comprehensive loss, net of tax
Net loss	(1,116)	(1,284)	(3,218)	(1,521)	(3,866)	(5,168)
Foreign currency translation adjustment					22
Comprehensive loss	$ (1,113)	$ (1,279)	$ (3,217)	$ (1,516)	$ (3,844)	$ (5,168)